CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	$ 1,399	$ (23,407)	$ 7,371
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	(1,205)	1,136	(6,217)
Reclassification adjustment for exchange differences to consolidated statements of operations for subsidiaries deconsolidated		9
Net exchange difference	(1,205)	1,145	(6,217)
Fair value gain (loss) on securities at fair value through other comprehensive income	387	(920)	(57)
Reclassification of impairment charge to consolidated statements of operations	3		219
Net fair value gain (loss) on securities at fair value through other comprehensive income	390	(920)	162
Other comprehensive income (loss)	(815)	225	(6,055)
Total comprehensive income (loss) for the year	584	(23,182)	1,316
Comprehensive loss (gain) attributable to non-controlling interests	138	(382)	243
Comprehensive income (loss) attributable to owners of the parent company	$ 722	$ (23,564)	$ 1,559